Provision for Site Reclamation and Closure - Summary of Detailed Information about Provision for Site Reclamation and Closure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Provision For Site Reclamation And Closure [Abstract]
Beginning balance	$ 4,101	$ 3,148
Addition of Florida Canyon Mine at the Closing Date	30,227
Accretion of discounted cash flows	876	230
Change in estimated cash flows and assumptions	2,426	723
Ending balance	$ 37,630	$ 4,101